RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of compensation of key management personnel

For the years ended December 31,	2021	2020
Short-term employee benefits(i)	$14.8	$14.5
Post-employment benefits	2.0	1.9
Share-based payment expense(ii)	3.3	17.5
	$20.0	$33.9
(i)Short-term employee benefits include salaries, bonuses payable within 12 months of the balance sheet date and other annual employee benefits.
(ii)Relates to share option, RSU, DSU and PSU grants. Balances exclude the periodic fair value adjustment on the DSUs.